Segment Information (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Reporting

	For the Three Months Ended
	March 31,
	2025	2024
Professional service fee in connection with Business Combination	$(77,512)	$(405,502)
Franchise tax expense (reversal)	(50,000)	6,338
Other general and administrative expenses and tax expenses	(192,744)	(197,969)
Total operating expenses	$(320,256)	$(597,133)

Income on cash held in Trust Account	$32,099	$342,667

	For the Three Months Ended
	September 30,
	2025	2024
Professional service fee in connection with Business Combination	$(45,828)	$(69,446)
Franchise tax expense	(93,600)	(50,000)
Other general and administrative expenses and tax expenses	(254,596)	(218,144)
Total operating expenses	$(394,023)	$(337,590)

Income on cash held in Trust Account	$14,218	$349,494

	For the Nine Months Ended
	September 30,
	2025	2024
Professional service fee in connection with Business Combination	$(221,156)	$(222,449)
Franchise tax expense	(127,200)	(100,000)
Other general and administrative expenses and tax expenses	(683,350)	(1,081,885)
Total operating expenses	$(1,031,706)	$(1,404,334)

Income on cash held in Trust Account	$80,554	$1,036,806

	For the Year Ended
	December 31,
	2024	2023
Professional service fee in connection with Business Combination	$(803,128)	$(96,800)
Franchise tax expense	(143,662)	(183,956)
Other general and administrative expenses and tax expenses	(766,582)	(895,068)
Total operating expenses	$(1,713,372)	$(1,175,824)

Income on cash and investments held in Trust Account	$1,285,520	$3,090,407